Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over the expected useful life, as set forth in the table below:

Estimated Useful Life
Customer relationships	23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Cost	(in thousands)
Customer relationships	$4,076,435	$4,056,642
Order backlog	536,934	528,022
Trade names & brands	204,621	204,685
Patient database	170,238	170,525
Technology assets	120,984	121,507
Total cost	5,109,212	5,081,381

Accumulated amortization	(830,553)	(370,538)
Net book value	$4,278,659	$4,710,843

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2023 to December 31, 2027 is as follows:

Year Ended December 31, 2022
(in thousands)
2023	$460,711
2024	339,940
2025	223,674
2026	209,681
2027	198,300
$1,432,306